Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 7,942	$ 7,060
Plan assets
Plan assets at the end of year	9,326	8,091
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	7,291	6,373
Plan assets
Plan assets at the end of year	8,441	7,292
Pension plan [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	651	687
Plan assets
Plan assets at the end of year	885	799
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	419	422
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	389	392
Other post employment benefit plans [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 30	$ 30